Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Financial Instruments at the End of the Reporting Period - Financial Instruments [Member]	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Financial assets
Financial assets, at amortised cost	RM 69,696,778	$ 15,186,799	RM 19,733,950
Finance assets, at fair value through other comprehensive income	38,368,829	8,360,497	12,819,747
Finance assets, at fair value through profit or loss	72,793	15,861	72,295
Financial liabilities
Financial liabilities, at amortised cost	22,862,227	4,981,637	15,832,796
Finance liabilities, at fair value through profit or loss	RM 1,964,335	$ 428,025